Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from / (used in) operating activities
Net profit / (loss)		$ 6,572	$ 4,310	$ 4,522
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		2,069	1,765	1,228
Amortization and impairment of goodwill and intangible assets		57	175	65
Credit loss expense / (release)		694	78	118
Share of net profits of associates / joint ventures and impairment of associates		(84)	(45)	(528)
Deferred tax expense / (benefit)		352	477	425
Net loss / (gain) from investing activities		(698)	220	(46)
Net loss / (gain) from financing activities		3,246	6,493	(4,828)
Other net adjustments		(8,076)	854	(1,179)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks		3,586	(4,336)	3,504
Securities financing transactions		9,588	8,678	(11,230)
Cash collateral on derivative instruments		(3,487)	2,839	(1,447)
Loans and advances to customers		(33,656)	(3,128)	(5,213)
Customer deposits		51,805	23,217	9,138
Financial assets and liabilities at fair value held for trading and derivative financial instruments		11,259	(18,829)	11,107
Brokerage receivables and payables		(5,199)	(2,347)	11,432
Financial assets at fair value not held for trading, other financial assets and liabilities		320	33	11,115
Provisions, other non-financial assets and liabilities		(387)	55	1,682
Income taxes paid, net of refunds		(1,002)	(804)	(951)
Net cash flow from / (used in) operating activities		36,958	19,705	28,913
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(46)	(26)	(287)
Disposal of subsidiaries, associates and intangible assets	[1]	674	114	137
Purchase of property, equipment and software		(1,854)	(1,584)	(1,688)
Disposal of property, equipment and software		366	11	114
Purchase of financial assets measured at fair value through other comprehensive income		(6,290)	(3,424)	(1,999)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		4,530	3,913	1,361
Net (purchase) / redemption of debt securities measured at amortized cost		(4,166)	(562)	(3,770)
Net cash flow from / (used in) investing activities		(6,785)	(1,558)	(6,132)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		23,845	(17,149)	(12,245)
Net movements in treasury shares and own equity derivative activity		(1,387)	(1,559)	(1,431)
Distributions paid on UBS shares		(2,607)	(2,544)	(2,440)
Repayment of lease liabilities		(569)	(518)
Issuance of long-term debt, including debt issued designated at fair value		80,255	65,047	60,682
Repayment of long-term debt, including debt issued designated at fair value		(87,098)	(68,883)	(44,344)
Net changes in non-controlling interests		(6)	(8)	(31)
Net cash flow from / (used in) financing activities		12,432	(25,614)	190
Total cash flow
Cash and cash equivalents at the beginning of the year	[2]	119,873	126,079	104,834
Net cash flow from / (used in) operating, investing and financing activities		42,605	(7,467)	22,971
Effects of exchange rate differences on cash and cash equivalents		11,052	1,261	(1,726)
Cash and cash equivalents at the end of the year	[2]	173,531	119,873	126,079
Net cash flow from / (used in) operating activities includes:
Interest received in cash		11,915	15,315	14,645
Interest paid in cash		6,320	10,769	9,206
Dividends on equity investments, investment funds and associates received in cash	[3]	1,901	3,145	2,322
UBS AG
Cash flow from / (used in) operating activities
Net profit / (loss)		6,211	3,971	4,113
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		1,851	1,576	1,052
Amortization and impairment of goodwill and intangible assets		57	175	65
Credit loss expense / (release)		695	78	117
Share of net profits of associates / joint ventures and impairment of associates		(84)	(45)	(528)
Deferred tax expense / (benefit)		355	460	374
Net loss / (gain) from investing activities		(698)	220	(49)
Net loss / (gain) from financing activities		3,246	6,506	(4,829)
Other net adjustments		(8,061)	862	(1,092)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks		3,586	(4,336)	3,504
Securities financing transactions		9,588	8,678	(11,230)
Cash collateral on derivative instruments		(3,486)	2,842	(1,449)
Loans and advances to customers		(33,897)	(3,205)	(4,152)
Customer deposits		52,831	23,399	7,931
Financial assets and liabilities at fair value held for trading and derivative financial instruments		11,326	(18,873)	11,093
Brokerage receivables and payables		(5,199)	(2,347)	11,432
Financial assets at fair value not held for trading, other financial assets and liabilities		392	126	10,902
Provisions, other non-financial assets and liabilities		(1,213)	(537)	1,377
Income taxes paid, net of refunds		(919)	(741)	(888)
Net cash flow from / (used in) operating activities		36,581	18,805	27,744
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(46)	(26)	(287)
Disposal of subsidiaries, associates and intangible assets	[1]	674	114	137
Purchase of property, equipment and software		(1,573)	(1,401)	(1,473)
Disposal of property, equipment and software		364	11	114
Purchase of financial assets measured at fair value through other comprehensive income		(6,290)	(3,424)	(1,999)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		4,530	3,913	1,361
Net (purchase) / redemption of debt securities measured at amortized cost		(4,166)	(562)	(3,770)
Net cash flow from / (used in) investing activities		(6,506)	(1,374)	(5,918)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		23,845	(17,149)	(12,245)
Distributions paid on UBS shares		(3,848)	(3,250)	(3,098)
Repayment of lease liabilities		(547)	496
Issuance of long-term debt, including debt issued designated at fair value		72,273	59,199	54,726
Repayment of long-term debt, including debt issued designated at fair value		(83,825)	(68,883)	(44,344)
Funding from UBS Group AG and its subsidiaries		4,606	5,848	5,956
Net changes in non-controlling interests		(6)	(8)	(31)
Net cash flow from / (used in) financing activities		12,498	(24,738)	963
Total cash flow
Cash and cash equivalents at the beginning of the year	[4]	119,804	125,853	104,787
Net cash flow from / (used in) operating, investing and financing activities		42,573	(7,307)	22,789
Effects of exchange rate differences on cash and cash equivalents		11,053	1,258	(1,722)
Cash and cash equivalents at the end of the year	[4]	173,430	119,804	125,853
Net cash flow from / (used in) operating activities includes:
Interest received in cash		11,929	15,344	14,666
Interest paid in cash		6,414	10,800	9,372
Dividends on equity investments, investment funds and associates received in cash	[3]	$ 1,901	$ 3,145	$ 2,322

[1]
Includes cash proceeds from the sale of the majority stake in Fondcenter AG of USD 426 million for the year ended 31 December 2020. Refer to Note 29 for more information. Also includes dividends received from associates

[2]
USD 3,828 million, USD 3,192 million and USD 5,245 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2020, 31 December 2019 and 31 December 2018, respectively. Refer to Note 23 for more information.

[3]	Includes dividends received from associates reported within Net cash flow from / (used in) investing activities.
[4]
USD 3,828 million, USD 3,192 million and USD 5,245 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2020, 31 December 2019 and 31 December 2018, respectively. Refer to Note 23 for more information.